Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at May. 23, 2017	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at May. 23, 2017	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares		$ 1,000	19,000		20,000
Issuance of common shares (in shares)		10,000,000
Net loss for the year				(5,397)	(5,397)
Balance at Nov. 30, 2017	$ 0	$ 1,000	19,000	(5,397)	$ 14,603
Balance (in shares) at Nov. 30, 2017	0	10,000,000			10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares		$ 305	30,195		$ 30,500
Issuance of common shares (in shares)		3,050,000
Net loss for the year				(26,965)	(26,965)
Balance at Nov. 30, 2018	$ 0	$ 1,305	$ 49,195	$ (32,362)	$ 18,138
Balance (in shares) at Nov. 30, 2018	0	13,050,000			13,050,000